Inventories	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventories
14.	Inventories
Inventories as of December 31, 2023 and 2024 are as follows:

		2023
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	4,624,638	(1,387)	4,623,251
Merchandises		335	—	335
Work-in-progress		187,304	—	187,304
Finished goods		97,272	(57)	97,215
Supplies		2,930,978	—	2,930,978
Inventories-in-transit		1,021,797	—	1,021,797
Other inventories		14,735	—	14,735

	￦	8,877,059	(1,444)	8,875,615

		2024
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	4,914,250	(1,573)	4,912,677
Merchandises		1,733	—	1,733
Work-in-progress		220,110	—	220,110
Finished goods		96,390	(630)	95,760
Supplies		3,358,831	—	3,358,831
Inventories-in-transit		1,160,238	—	1,160,238
Other inventories		19,887	—	19,887

	￦	9,771,439	(2,203)	9,769,236

The reversal of the allowance for loss on inventory valuation deducted from the cost of sales for the years ended December 31, 2022, 2023 and 2024 amounts to ￦18,162 million, ￦9,974 million and ￦9,182 million, respectively.
The amounts of loss from inventory valuation included in other gains
,

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 for the years ended December 31, 2022, 2023 and 2024 were ￦14,528 million, ￦9,936 million and ￦9,941 million, respectively.